COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

A.Liens

(1)Loans, Bonds and Capital Leases

For liens relating to Jazz Credit Line Agreement, see Note 11F. For liens under TPSCo 2018 JP Loan agreement, see Note 11C. For liens under the capital lease agreements, see Note11D. For liens under Bond G indenture, see Note 10B.

(2)Approved Enterprise Program

Floating liens are registered in favor of the State of Israel on substantially all of Tower’s assets under the Investment Center’s approved enterprise status program.

B.Renewed contract in relation to TPSCo

In March 2019, the Company, PSCS and TPSCo, as applicable, signed three-year agreements renewing their previously signed 2014-2019 agreements, to be in effect from April 2019 for an additional 3 year period. Under the renewed agreements, among others, PSCS will continue to utilize TPSCo’s three manufacturing facilities in Japan for its semiconductor business under a new pricing structure, which is resulting in lower annual and quarterly revenue commencing the second quarter of 2019, as compared to previous periods.

C.License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D.Lease Agreement

Jazz leases its fabrication facilities under operational lease contracts that may be extended until 2027, through the exercise of an option at Jazz’s sole discretion. In 2015, Jazz exercised its first option to extend the lease term from 2017 to 2022, while maintaining the option to extend the lease term at its sole discretion from 2022 to 2027. In the amendments to its leases, (i) Jazz secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) set forth certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility. The landlord has made claims that Jazz’s noise abatement efforts are not adequate under the terms of the amended lease. Jazz does not agree and is disputing these claims.

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TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2019

(dollars in thousands, except per share data)

NOTE 14 - COMMITMENTS AND CONTINGENCIES (Cont.)

E.Environmental Affairs

The Company’s operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company’s facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.An engagement in relation to a new fabrication facility planned to be built in China

In prior years, the Company, Nanjing Development Zone, Tacoma Technology Ltd. and Tacoma (Nanjing) Semiconductor Technology Co., Ltd. (collectively known as “Tacoma”), signed agreements regarding a new 8-inch fabrication facility planned to be established in Nanjing, China. According to the terms therein, it was agreed that the Company will provide technological expertise together with operational and integration consultation, at terms and milestones to be further agreed to by the parties and may invest in the project to be a minority stakeholder. To date, the Company received a total of $27,000 (net of taxes) for technological licenses, consultation and other services it provided, of which $18,000 (net of taxes) during 2017 and the reminder during 2019.

G.Other Agreements

The Company enters from time to time, in the ordinary course of business, into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.